UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 96.7%
Aerospace & Defense — 1.9%
1,560	Aerovironment, Inc.*	$44,834
1,634	Alliant Techsystems, Inc.*	140,066
3,551	DigitalGlobe, Inc.*	81,709
1,894	United Technologies Corp.	127,353

		393,962

Auto Components — 0.5%
6,339	Gentex Corp.	105,354

Beverages — 3.8%
6,474	Hansen Natural Corp.*	226,396
9,103	PepsiCo., Inc.	566,388

		792,784

Biotechnology* — 3.8%
12,204	Amylin Pharmaceuticals, Inc.	174,029
4,504	Biogen Idec, Inc.	211,418
7,417	Gilead Sciences, Inc.	341,553
3,864	Talecris Biotherapeutics Holdings Corp.	72,450

		799,450

Capital Markets — 4.0%
3,883	Evercore Partners, Inc.	120,412
5,692	Morgan Stanley & Co.	179,753
6,888	Northern Trust Corp.	340,956
10,523	The Charles Schwab Corp.	192,887

		834,008

Chemicals — 0.9%
2,218	Praxair, Inc.	181,942

Commercial Services & Supplies* — 0.8%
6,724	Iron Mountain, Inc.	161,376

Communications Equipment — 4.8%
20,923	Cisco Systems, Inc.*	489,598
11,672	QUALCOMM, Inc.	525,240

		1,014,838

Computers & Peripherals — 4.3%
3,778	Apple, Inc.*	755,260
2,899	Hewlett-Packard Co.	142,225

		897,485

Consumer Finance* — 0.8%
14,995	SLM Corp.	164,495

Diversified Financial Services — 2.3%
853	CME Group, Inc.	279,980
976	IntercontinentalExchange, Inc.*	104,227
2,134	JPMorgan Chase & Co.	90,674

		474,881

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services* — 0.6%
9,313	tw telecom, inc.	$135,504

Electrical Equipment — 1.1%
3,444	ABB Ltd. ADR*	63,232
1,256	Rockwell Automation, Inc.	54,623
2,153	Roper Industries, Inc.	112,042

		229,897

Electronic Equipment, Instruments & Components — 1.9%
4,538	Amphenol Corp.	186,965
1,554	Dolby Laboratories, Inc.*	69,495
5,300	FLIR Systems, Inc.*	152,110

		408,570

Energy Equipment & Services — 3.8%
2,034	Cameron International Corp.*	76,885
857	Core Laboratories NV	91,056
7,349	Halliburton Co.	215,767
6,485	Schlumberger Ltd.	414,327

		798,035

Food & Staples Retailing — 0.9%
3,155	Costco Wholesale Corp.	189,016

Food Products — 0.3%
2,657	Kraft Foods, Inc.	70,623

Health Care Equipment & Supplies — 4.6%
6,428	Baxter International, Inc.	350,648
1,687	C.R. Bard, Inc.	138,688
4,336	CareFusion Corp.*	111,999
9,996	St. Jude Medical, Inc.*	366,953

		968,288

Health Care Providers & Services* — 2.6%
5,228	Emdeon, Inc.	78,890
4,580	Express Scripts, Inc.	392,964
1,600	Henry Schein, Inc.	79,456

		551,310

Health Care Technology* — 0.3%
2,657	MedAssets, Inc.	62,014

Hotels, Restaurants & Leisure — 2.6%
2,065	Choice Hotels International, Inc.	64,738
1,705	Life Time Fitness, Inc.*	38,533
3,346	Marriott International, Inc.	86,068
4,475	McDonald’s Corp.	283,044
2,258	Starwood Hotels & Resorts Worldwide, Inc.	72,301

		544,684

Household Durables — 0.8%
2,330	Fortune Brands, Inc.	89,495
5,638	Newell Rubbermaid, Inc.	81,808

		171,303

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Products — 3.6%
3,609	Energizer Holdings, Inc.*	$203,331
8,750	The Procter & Gamble Co.	545,563

		748,894

Internet & Catalog Retail*(a) — 0.9%
3,255	Netflix, Inc.	190,841

Internet Software & Services* — 2.8%
3,247	Equinix, Inc.	312,329
454	Google, Inc.	264,682

		577,011

IT Services — 4.1%
3,233	Cognizant Technology Solutions Corp.*	142,026
5,457	Echo Global Logistics, Inc.*	69,195
6,308	Genpact Ltd.*	81,878
2,979	Global Payments, Inc.	152,703
2,664	Visa, Inc.	215,784
10,414	Western Union Co.	192,138

		853,724

Life Sciences Tools & Services* — 2.2%
6,433	Bruker Corp.	72,886
6,187	Charles River Laboratories International, Inc.	198,912
4,052	Thermo Fisher Scientific, Inc.	191,376

		463,174

Machinery — 1.7%
1,366	Danaher Corp.	96,877
15,586	Energy Recovery, Inc.*(a)	87,126
2,851	IDEX Corp.	84,475
4,100	Kennametal, Inc.	92,250

		360,728

Media — 1.2%
2,576	Comcast Corp.	37,790
3,751	Lamar Advertising Co.*	103,828
3,683	Viacom, Inc. Class B*	109,164

		250,782

Multiline Retail — 1.2%
5,361	Target Corp.	249,608

Oil, Gas & Consumable Fuels — 2.9%
1,758	EOG Resources, Inc.	152,049
1,181	Occidental Petroleum Corp.	95,413
3,556	Petrohawk Energy Corp.*	79,441
3,027	Suncor Energy, Inc.	109,608
2,663	Whiting Petroleum Corp.*	165,772

		602,283

Paper & Forest Products — 0.4%
1,439	Schweitzer-Mauduit International, Inc.	88,585

Shares	Description	Value
Common Stocks — (continued)
Personal Products — 1.6%
4,377	Avon Products, Inc.	$149,912
2,798	Chattem, Inc.*	184,221

		334,133

Pharmaceuticals — 4.7%
9,032	Johnson & Johnson	567,571
5,411	Merck & Co., Inc.	195,932
2,134	Shire PLC ADR	125,629
1,842	Teva Pharmaceutical Industries Ltd. ADR	97,239

		986,371

Professional Services* — 0.4%
3,373	Verisk Analytics, Inc.	90,767

Real Estate Management & Development* — 1.4%
25,474	CB Richard Ellis Group, Inc.	291,168

Road & Rail — 0.3%
727	Burlington Northern Santa Fe Corp.	71,464

Semiconductors & Semiconductor Equipment — 3.0%
5,497	Altera Corp.	115,602
11,698	Broadcom Corp.*	341,581
3,819	FormFactor, Inc.*	64,732
4,174	Linear Technology Corp.	112,573

		634,488

Software — 6.5%
3,110	Citrix Systems, Inc.*	118,740
22,434	Microsoft Corp.	659,784
21,855	Oracle Corp.	482,558
1,807	Salesforce.com, Inc.*	113,263

		1,374,345

Specialty Retail — 5.3%
4,587	Dick’s Sporting Goods, Inc.*	95,226
3,827	GameStop Corp.*	93,417
15,951	Lowe’s Cos., Inc.	347,891
6,010	PetSmart, Inc.	154,698
1,572	Rue21, Inc.*	38,844
9,640	Staples, Inc.	224,805
3,815	Tiffany & Co.	162,824

		1,117,705

Textiles, Apparel & Luxury Goods — 2.2%
3,519	Coach, Inc.	122,285
2,162	NIKE, Inc. Class B	140,292
2,610	Polo Ralph Lauren Corp.	200,579

		463,156

Thrifts & Mortgage Finance — 0.9%
11,392	People’s United Financial, Inc.	185,576

Wireless Telecommunication Services* — 2.0%
7,019	American Tower Corp.	287,218

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services* — 2.0% (continued)
3,563	Crown Castle International Corp.	$130,726

		417,944

TOTAL COMMON STOCKS		$20,302,566

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investment — 2.4%
Repurchase Agreement(b) — 2.4%
Joint Repurchase Agreement Account II
$500,000	0.170%	12/01/09	$500,000
Maturity Value: $500,002

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$20,802,566

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 1.0%
Boston Global Investment Trust — Enhanced Portfolio
203,101	0.188%	$202,898

TOTAL INVESTMENTS — 100.1%		$21,005,464

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(20,804)

NET ASSETS — 100.0%		$20,984,660

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$18,771,324

Gross unrealized gain	2,760,897
Gross unrealized loss	(526,757)

Net unrealized security gain	$2,234,140

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 99.7%
Aerospace & Defense — 1.1%
221,981	United Technologies Corp.	$14,926,003

Beverages — 5.0%
773,431	PepsiCo., Inc.	48,122,877
369,200	The Coca-Cola Co.	21,118,240

		69,241,117

Biotechnology* — 2.7%
312,318	Biogen Idec, Inc.	14,660,207
505,676	Gilead Sciences, Inc.(a)	23,286,380

		37,946,587

Capital Markets — 4.0%
555,800	Morgan Stanley & Co.	17,552,164
330,200	Northern Trust Corp.	16,344,900
1,183,886	The Charles Schwab Corp.(a)	21,700,630

		55,597,694

Chemicals — 1.4%
231,700	Praxair, Inc.	19,006,351

Commercial Services & Supplies*(a) — 1.2%
704,543	Iron Mountain, Inc.	16,909,032

Communications Equipment — 6.2%
1,978,013	Cisco Systems, Inc.*	46,285,504
886,283	QUALCOMM, Inc.	39,882,735

		86,168,239

Computers & Peripherals* — 4.7%
324,891	Apple, Inc.	64,948,960

Consumer Finance* — 0.6%
775,521	SLM Corp.	8,507,465

Diversified Financial Services — 2.9%
101,113	CME Group, Inc.	33,188,320
151,200	JPMorgan Chase & Co.	6,424,488

		39,612,808

Electrical Equipment* — 0.4%
333,983	ABB Ltd. ADR	6,131,928

Electronic Equipment, Instruments & Components — 1.2%
412,821	Amphenol Corp.	17,008,225

Energy Equipment & Services — 4.3%
261,300	Cameron International Corp.*(a)	9,877,140
445,836	Halliburton Co.	13,089,745
574,388	Schlumberger Ltd.	36,697,649

		59,664,534

Food & Staples Retailing — 1.7%
403,364	Costco Wholesale Corp.	24,165,537

Shares	Description	Value
Common Stocks — (continued)
Food Products — 0.7%
385,247	Kraft Foods, Inc.	$10,239,865

Health Care Equipment & Supplies — 5.3%
583,507	Baxter International, Inc.	31,830,307
165,504	C.R. Bard, Inc.	13,606,084
760,019	St. Jude Medical, Inc.*	27,900,297

		73,336,688

Health Care Providers & Services* — 2.2%
350,590	Express Scripts, Inc.	30,080,622

Hotels, Restaurants & Leisure — 3.0%
413,479	Marriott International, Inc.(a)	10,634,684
334,875	McDonald’s Corp.	21,180,844
309,774	Starwood Hotels & Resorts Worldwide, Inc.(a)	9,918,964

		41,734,492

Household Products — 3.4%
748,130	The Procter & Gamble Co.	46,645,906

Internet Software & Services* — 4.4%
345,940	Equinix, Inc.(a)	33,275,969
47,291	Google, Inc.	27,570,653

		60,846,622

IT Services — 5.3%
298,580	Cognizant Technology Solutions Corp.*	13,116,619
292,892	Global Payments, Inc.	15,013,644
350,870	Visa, Inc.(a)	28,420,470
915,009	Western Union Co.	16,881,916

		73,432,649

Life Sciences Tools & Services* — 2.3%
417,987	Charles River Laboratories International, Inc.	13,438,282
403,523	Thermo Fisher Scientific, Inc.	19,058,391

		32,496,673

Machinery(a) — 0.5%
86,900	Danaher Corp.	6,162,948

Media — 1.5%
582,800	Comcast Corp.	8,549,676
404,965	Viacom, Inc. Class B*	12,003,163

		20,552,839

Multiline Retail — 2.1%
625,177	Target Corp.	29,108,241

Oil, Gas & Consumable Fuels — 2.6%
98,574	EOG Resources, Inc.	8,525,665
89,688	Occidental Petroleum Corp.	7,245,894
552,086	Suncor Energy, Inc.	19,991,034

		35,762,593

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Personal Products(a) — 1.1%
458,777	Avon Products, Inc.	$15,713,112

Pharmaceuticals — 6.7%
678,699	Johnson & Johnson	42,649,445
656,100	Merck & Co., Inc.(a)	23,757,381
182,447	Shire PLC ADR	10,740,655
304,987	Teva Pharmaceutical Industries Ltd. ADR	16,100,264

		93,247,745

Real Estate Management & Development*(a) — 2.0%
2,452,317	CB Richard Ellis Group, Inc.	28,029,983

Road & Rail — 0.7%
104,400	Burlington Northern Santa Fe Corp.	10,262,520

Semiconductors & Semiconductor Equipment* — 2.1%
989,000	Broadcom Corp.	28,878,800

Software — 6.7%
1,807,993	Microsoft Corp.	53,173,074
1,773,385	Oracle Corp.	39,156,341

		92,329,415

Specialty Retail — 3.4%
1,313,619	Lowe’s Cos., Inc.	28,650,030
791,625	Staples, Inc.	18,460,695

		47,110,725

Textiles, Apparel & Luxury Goods — 1.0%
216,019	NIKE, Inc. Class B	14,017,473

Thrifts & Mortgage Finance — 1.1%
944,060	People’s United Financial, Inc.	15,378,737

Wireless Telecommunication Services* — 4.2%
1,021,000	American Tower Corp.	41,779,320
443,265	Crown Castle International Corp.(a)	16,263,393

		58,042,713

TOTAL COMMON STOCKS		$1,383,245,841

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 0.8%
Repurchase Agreement(b) — 0.8%
Joint Repurchase Agreement Account II
$11,200,000	0.170%	12/01/09	$11,200,000
Maturity Value: $11,200,053

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,394,445,841

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 8.1%
Boston Global Investment Trust — Enhanced Portfolio
111,624,275	0.188%	$111,512,651

TOTAL INVESTMENTS — 108.6%		$1,505,958,492

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(118,763,283)

NET ASSETS — 100.0%		$1,387,195,209

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,250,761,450

Gross unrealized gain	313,463,464
Gross unrealized loss	(58,266,422)

Net unrealized security gain	$255,197,042

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 99.0%
Beverages — 4.0%
178,260	PepsiCo., Inc.	$11,091,337

Biotechnology* — 1.9%
116,270	Gilead Sciences, Inc.	5,354,234

Capital Markets — 4.5%
194,300	Morgan Stanley & Co.	6,135,994
339,290	The Charles Schwab Corp.	6,219,186

		12,355,180

Communications Equipment — 8.5%
452,480	Cisco Systems, Inc.*	10,588,032
284,410	QUALCOMM, Inc.	12,798,450

		23,386,482

Computers & Peripherals* — 4.4%
61,310	Apple, Inc.	12,256,482

Diversified Financial Services — 4.0%
33,640	CME Group, Inc.	11,041,657

Energy Equipment & Services — 3.7%
158,780	Schlumberger Ltd.	10,144,454

Food & Staples Retailing — 2.6%
118,650	Costco Wholesale Corp.	7,108,321

Health Care Equipment & Supplies — 6.3%
168,360	Baxter International, Inc.	9,184,038
221,670	St. Jude Medical, Inc.*	8,137,506

		17,321,544

Health Care Providers & Services* — 3.6%
115,960	Express Scripts, Inc.	9,949,368

Hotels, Restaurants & Leisure(a) — 1.6%
168,329	Marriott International, Inc.	4,329,423

Household Products — 4.2%
185,200	The Procter & Gamble Co.	11,547,220

Internet Software & Services*(a) — 3.7%
107,590	Equinix, Inc.	10,349,082

IT Services — 5.1%
91,970	Visa, Inc.(a)	7,449,570
355,650	Western Union Co.	6,561,742

		14,011,312

Life Sciences Tools & Services* — 2.2%
127,300	Thermo Fisher Scientific, Inc.	6,012,379

Multiline Retail — 2.4%
144,990	Target Corp.	6,750,734

Oil, Gas & Consumable Fuels — 4.4%
32,040	EOG Resources, Inc.	2,771,140
34,330	Occidental Petroleum Corp.	2,773,521

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
179,550	Suncor Energy, Inc.	$6,501,505

		12,046,166

Pharmaceuticals — 5.7%
169,250	Johnson & Johnson	10,635,670
99,800	Teva Pharmaceutical Industries Ltd. ADR	5,268,442

		15,904,112

Real Estate Management & Development* — 2.7%
658,560	CB Richard Ellis Group, Inc.	7,527,341

Semiconductors & Semiconductor Equipment* — 3.1%
290,430	Broadcom Corp.	8,480,556

Software — 7.6%
358,010	Microsoft Corp.	10,529,074
470,320	Oracle Corp.	10,384,666

		20,913,740

Specialty Retail — 2.9%
373,960	Lowe’s Cos., Inc.	8,156,068

Textiles, Apparel & Luxury Goods — 1.7%
72,800	NIKE, Inc. Class B	4,723,992

Thrifts & Mortgage Finance — 1.0%
171,100	People’s United Financial, Inc.	2,787,219

Wireless Telecommunication Services* — 7.2%
315,890	American Tower Corp.	12,926,219
186,660	Crown Castle International Corp.	6,848,555

		19,774,774

TOTAL COMMON STOCKS		$273,323,177

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 0.9%
Repurchase Agreement(b) — 0.9%
Joint Repurchase Agreement Account II
$2,400,000	0.170%	12/01/09	$2,400,000
Maturity Value: $2,400,011

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$275,723,177

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 6.6%
Boston Global Investment Trust — Enhanced Portfolio
18,338,578	0.188%	$18,320,240

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

TOTAL INVESTMENTS — 106.5%	$294,043,417

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%	(17,992,353)

NET ASSETS — 100.0%	$276,051,064

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$260,209,387

Gross unrealized gain	40,504,591
Gross unrealized loss	(6,670,561)

Net unrealized security gain	$33,834,030

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Aerospace & Defense*(a) — 1.4%
389,577	Alliant Techsystems, Inc.	$33,394,540

Air Freight & Logistics(a) — 0.4%
199,343	C.H. Robinson Worldwide, Inc.	11,111,379

Auto Components — 1.0%
1,480,446	Gentex Corp.	24,605,013

Beverages*(a) — 1.8%
1,237,032	Hansen Natural Corp.	43,259,009

Biotechnology* — 3.0%
2,462,650	Amylin Pharmaceuticals, Inc.(a)	35,117,389
549,535	Biogen Idec, Inc.	25,795,173
659,598	Talecris Biotherapeutics Holdings Corp.	12,367,462

		73,280,024

Capital Markets — 3.6%
1,156,050	Northern Trust Corp.	57,224,475
1,605,400	TD Ameritrade Holding Corp.*	31,530,056

		88,754,531

Chemicals — 1.8%
954,700	Ecolab, Inc.	42,875,577

Commercial Services & Supplies* — 1.9%
1,547,890	Iron Mountain, Inc.	37,149,360
171,850	Stericycle, Inc.(a)	9,405,350

		46,554,710

Consumer Finance* — 1.2%
2,666,582	SLM Corp.	29,252,405

Diversified Consumer Services* — 1.0%
409,400	Apollo Group, Inc.	23,364,458

Diversified Financial Services* — 2.0%
461,000	IntercontinentalExchange, Inc.	49,230,190

Diversified Telecommunication Services*(a) — 1.8%
3,003,255	tw telecom, inc.	43,697,360

Electrical Equipment — 1.9%
533,529	Rockwell Automation, Inc.	23,203,176
471,026	Roper Industries, Inc.	24,512,193

		47,715,369

Electronic Equipment, Instruments & Components — 3.9%
1,375,683	Amphenol Corp.	56,678,140
1,365,069	FLIR Systems, Inc.*(a)	39,177,480

		95,855,620

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 5.1%
1,578,399	Cameron International Corp.*	$59,663,482
329,204	Core Laboratories NV(a)	34,977,925
603,242	Dresser-Rand Group, Inc.*	16,939,036
225,615	Dril-Quip, Inc.*	12,185,466

		123,765,909

Health Care Equipment & Supplies — 6.0%
723,997	C.R. Bard, Inc.	59,519,793
804,573	CareFusion Corp.*	20,782,121
1,790,088	St. Jude Medical, Inc.*	65,714,130

		146,016,044

Health Care Providers & Services* — 3.5%
1,278,710	Emdeon, Inc.	19,295,734
418,272	Express Scripts, Inc.	35,887,738
592,444	Henry Schein, Inc.(a)	29,420,769

		84,604,241

Hotels, Restaurants & Leisure — 1.6%
881,722	Marriott International, Inc.(a)	22,677,886
533,310	Starwood Hotels & Resorts Worldwide, Inc.	17,076,586

		39,754,472

Household Durables — 2.2%
749,096	Fortune Brands, Inc.	28,772,778
1,744,485	Newell Rubbermaid, Inc.	25,312,477

		54,085,255

Household Products*(a) — 1.7%
757,620	Energizer Holdings, Inc.	42,684,311

Internet & Catalog Retail*(a) — 2.0%
837,177	Netflix, Inc.	49,083,688

Internet Software & Services*(a) — 2.7%
684,050	Equinix, Inc.	65,798,769

IT Services — 4.4%
682,764	Cognizant Technology Solutions Corp.*	29,993,823
1,041,725	Global Payments, Inc.	53,398,823
1,265,539	Western Union Co.	23,349,195

		106,741,841

Life Sciences Tools & Services* — 3.3%
1,120,440	Charles River Laboratories International, Inc.	36,022,146
294,594	Covance, Inc.	15,645,887
443,700	Millipore Corp.	30,215,970

		81,884,003

Machinery — 1.3%
1,387,207	Kennametal, Inc.	31,212,158

Media*(a) — 0.9%
833,463	Lamar Advertising Co.	23,070,256

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels* — 2.2%
663,775	Continental Resources, Inc.(a)	$24,991,129
466,977	Whiting Petroleum Corp.	29,069,318

		54,060,447

Paper & Forest Products — 0.4%
167,267	Schweitzer-Mauduit International, Inc.	10,296,957

Personal Products — 3.8%
1,292,122	Avon Products, Inc.	44,255,178
733,988	Chattem, Inc.*(a)	48,325,770

		92,580,948

Pharmaceuticals — 1.6%
668,744	Shire PLC ADR	39,368,959

Professional Services* — 0.7%
680,232	Verisk Analytics, Inc.	18,305,043

Real Estate Management& Development* — 2.5%
5,295,773	CB Richard Ellis Group, Inc.	60,530,685

Semiconductors & Semiconductor Equipment — 5.1%
1,125,800	Altera Corp.	23,675,574
1,950,949	Broadcom Corp.*	56,967,710
1,190,804	FormFactor, Inc.*(a)	20,184,128
852,840	Linear Technology Corp.(a)	23,001,095

		123,828,507

Software* — 2.1%
696,759	Citrix Systems, Inc.	26,602,259
380,514	Salesforce.com, Inc.(a)	23,850,617

		50,452,876

Specialty Retail — 8.6%
628,105	Bed Bath & Beyond, Inc.*	23,466,003
1,148,526	Dick’s Sporting Goods, Inc.*(a)	23,843,400
672,300	GameStop Corp.*	16,410,843
1,771,764	PetSmart, Inc.	45,605,205
2,092,513	Staples, Inc.	48,797,403
946,546	Tiffany & Co.	40,398,583
384,936	Urban Outfitters, Inc.*(a)	12,179,375

		210,700,812

Textiles, Apparel & Luxury Goods — 3.3%
1,268,084	Coach, Inc.	44,065,919
469,449	Polo Ralph Lauren Corp.	36,077,156

		80,143,075

Thrifts & Mortgage Finance — 2.2%
3,277,323	People’s United Financial, Inc.	53,387,592

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services* — 3.5%
1,268,500	American Tower Corp.	$51,907,020
894,061	Crown Castle International Corp.(a)	32,803,135

		84,710,155

TOTAL COMMON STOCKS		$2,380,017,188

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 3.3%
Repurchase Agreement(b) — 3.3%
Joint Repurchase Agreement Account II
$80,300,000	0.170%	12/01/09	$80,300,000
Maturity Value: $80,300,379

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$2,460,317,188

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 12.6%
Boston Global Investment Trust — Enhanced Portfolio
307,402,971	0.188%	$307,095,568

TOTAL INVESTMENTS — 113.3%		$2,767,412,756

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.3)%		(324,666,723)

NET ASSETS — 100.0%		$2,442,746,033

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,555,766,886

Gross unrealized gain	365,116,856
Gross unrealized loss	(153,470,986)

Net unrealized security gain	$211,645,870

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 96.6%
Aerospace & Defense* — 3.3%
141,677	Aerovironment, Inc.(a)	$4,071,797
55,207	Alliant Techsystems, Inc.	4,732,344
109,312	DigitalGlobe, Inc.	2,515,269

		11,319,410

Auto Components — 1.7%
264,358	Amerigon, Inc.*(a)	1,752,693
252,516	Gentex Corp.	4,196,816

		5,949,509

Beverages* — 1.8%
173,099	Hansen Natural Corp.	6,053,272

Biotechnology* — 3.4%
45,636	Alexion Pharmaceuticals, Inc.	2,069,593
384,756	Amylin Pharmaceuticals, Inc.(a)	5,486,620
22,900	Cephalon, Inc.(a)	1,258,355
186,237	Halozyme Therapeutics, Inc.	1,016,854
86,000	Talecris Biotherapeutics Holdings Corp.	1,612,500

		11,443,922

Capital Markets — 3.7%
103,384	Eaton Vance Corp.	3,115,994
156,152	Evercore Partners, Inc.(a)	4,842,273
56,085	Oppenheimer Holdings, Inc.	1,766,117
410,137	TradeStation Group, Inc.*	3,018,608

		12,742,992

Chemicals* — 0.7%
180,080	STR Holdings, Inc.	2,395,064

Commercial Services & Supplies — 5.9%
243,934	Healthcare Services Group, Inc.	4,803,060
216,173	Iron Mountain, Inc.*	5,188,152
235,451	Ritchie Bros. Auctioneers, Inc.(a)	5,608,443
82,300	Stericycle, Inc.*(a)	4,504,279

		20,103,934

Communications Equipment*(a) — 0.5%
160,400	Palm, Inc.	1,749,964

Construction & Engineering* — 0.5%
85,591	Quanta Services, Inc.	1,604,831

Consumer Finance* — 1.2%
368,800	SLM Corp.	4,045,736

Diversified Consumer Services*(a) — 1.5%
33,132	Capella Education Co.	2,361,649
104,410	Coinstar, Inc.	2,797,144

		5,158,793

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services* — 1.3%
34,750	IntercontinentalExchange, Inc.	$3,710,953
27,800	MSCI, Inc.	847,066

		4,558,019

Diversified Telecommunication Services* — 1.8%
423,543	tw telecom, inc.	6,162,551

Electrical Equipment — 2.0%
50,295	Rockwell Automation, Inc.	2,187,330
85,638	Roper Industries, Inc.	4,456,601

		6,643,931

Electronic Equipment, Instruments & Components — 6.3%
175,571	Amphenol Corp.	7,233,525
205,424	Cogent, Inc.*(a)	1,752,267
66,764	Dolby Laboratories, Inc.*	2,985,686
55,686	DTS, Inc.*	1,678,376
198,484	FLIR Systems, Inc.*(a)	5,696,491
132,647	IPG Photonics Corp.*	1,985,725

		21,332,070

Energy Equipment & Services — 3.5%
54,800	Core Laboratories NV(a)	5,822,500
83,524	Dresser-Rand Group, Inc.*	2,345,354
43,000	Dril-Quip, Inc.*	2,322,430
131,834	Tesco Corp.*	1,409,305

		11,899,589

Food Products* — 0.5%
316,944	Smart Balance, Inc.	1,708,328

Health Care Equipment & Supplies* — 1.2%
74,500	CareFusion Corp.	1,924,335
160,039	Natus Medical, Inc.	2,131,720

		4,056,055

Health Care Providers & Services* — 2.0%
180,500	Emdeon, Inc.	2,723,745
83,879	Henry Schein, Inc.	4,165,431

		6,889,176

Health Care Technology* — 1.2%
173,502	MedAssets, Inc.	4,049,537

Hotels, Restaurants & Leisure — 3.8%
136,677	Choice Hotels International, Inc.(a)	4,284,824
124,870	Life Time Fitness, Inc.*(a)	2,822,062
70,800	Starwood Hotels & Resorts Worldwide, Inc.	2,267,016
330,714	Texas Roadhouse, Inc.*(a)	3,399,740

		12,773,642

Household Durables — 0.7%
158,797	Newell Rubbermaid, Inc.	2,304,144

Household Products* — 1.5%
91,290	Energizer Holdings, Inc.	5,143,279

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail*(a) — 2.4%
22,430	Blue Nile, Inc.	$1,253,613
115,383	Netflix, Inc.	6,764,905

		8,018,518

Internet Software & Services*(a) — 3.3%
87,600	Equinix, Inc.	8,426,244
129,301	GSI Commerce, Inc.	2,888,584

		11,314,828

IT Services — 3.3%
149,827	Echo Global Logistics, Inc.*(a)	1,899,806
297,508	Genpact Ltd.*	3,861,654
109,300	Global Payments, Inc.	5,602,718

		11,364,178

Life Sciences Tools & Services* — 5.2%
451,850	Bruker Corp.	5,119,460
169,433	Charles River Laboratories International, Inc.	5,447,271
41,380	Covance, Inc.(a)	2,197,692
69,616	Millipore Corp.	4,740,850

		17,505,273

Machinery — 3.0%
516,216	Energy Recovery, Inc.*(a)	2,885,648
95,953	IDEX Corp.	2,843,087
195,600	Kennametal, Inc.(a)	4,401,000

		10,129,735

Media*(a) — 1.0%
117,065	Lamar Advertising Co.	3,240,359

Oil, Gas & Consumable Fuels* — 4.1%
147,715	Petrohawk Energy Corp.	3,299,953
470,245	Rex Energy Corp.	4,255,717
100,709	Whiting Petroleum Corp.	6,269,136

		13,824,806

Paper & Forest Products — 0.4%
23,200	Schweitzer-Mauduit International, Inc.	1,428,192

Personal Products* — 2.1%
101,757	Chattem, Inc.(a)	6,699,681
165,902	Physicians Formula Holdings, Inc.	336,781

		7,036,462

Pharmaceuticals* — 0.4%
121,930	Eurand NV	1,457,064

Professional Services* — 1.0%
70,810	Mistras Group, Inc.	863,174
92,572	Verisk Analytics, Inc.	2,491,112

		3,354,286

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development* — 2.3%
686,000	CB Richard Ellis Group, Inc.	$7,840,980

Semiconductors & Semiconductor Equipment — 3.7%
126,500	Altera Corp.	2,660,295
124,046	Cavium Networks, Inc.*(a)	2,502,008
171,119	FormFactor, Inc.*	2,900,467
48,700	Hittite Microwave Corp.*	1,836,964
102,313	Linear Technology Corp.	2,759,382

		12,659,116

Software*(a) — 0.9%
45,400	Rosetta Stone, Inc.	800,402
36,800	Salesforce.com, Inc.	2,306,624

		3,107,026

Specialty Retail — 7.3%
163,259	Dick’s Sporting Goods, Inc.*	3,389,257
130,536	GameStop Corp.*	3,186,384
471,080	OfficeMax, Inc.*	4,984,026
193,574	PetSmart, Inc.(a)	4,982,595
40,368	Rue21, Inc.*	997,493
129,700	Tiffany & Co.	5,535,596
53,600	Urban Outfitters, Inc.*	1,695,904

		24,771,255

Textiles, Apparel & Luxury Goods — 1.8%
99,885	Phillips-Van Heusen Corp.	3,995,400
87,570	Under Armour, Inc.*(a)	2,241,792

		6,237,192

Thrifts & Mortgage Finance — 1.8%
365,520	People’s United Financial, Inc.	5,954,321

Wireless Telecommunication Services*(a) — 2.6%
271,364	SBA Communications Corp.	8,694,503

TOTAL COMMON STOCKS		$328,025,842

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 3.4%
Repurchase Agreement(b) — 3.4%
Joint Repurchase Agreement Account II
$11,800,000	0.170%	12/01/09	$11,800,000
Maturity Value: $11,800,056

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$339,825,842

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 18.5%
Boston Global Investment Trust — Enhanced Portfolio
62,820,974	0.188%	$62,758,153

TOTAL INVESTMENTS — 118.5%		$402,583,995

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.5)%		(62,942,398)

NET ASSETS — 100.0%		$339,641,597

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$375,765,344

Gross unrealized gain	42,120,081
Gross unrealized loss	(15,301,430)

Net unrealized security gain	$26,818,651

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Aerospace & Defense — 1.4%
68,590	United Technologies Corp.	$4,611,992

Beverages — 5.1%
194,790	PepsiCo., Inc.	12,119,834
79,540	The Coca-Cola Co.	4,549,688

		16,669,522

Biotechnology* — 3.1%
89,980	Biogen Idec, Inc.	4,223,661
129,320	Gilead Sciences, Inc.	5,955,186

		10,178,847

Capital Markets — 4.5%
136,930	Morgan Stanley & Co.	4,324,249
92,150	Northern Trust Corp.	4,561,425
310,550	The Charles Schwab Corp.	5,692,382

		14,578,056

Chemicals — 1.8%
71,070	Praxair, Inc.	5,829,872

Communications Equipment — 6.6%
445,600	Cisco Systems, Inc.*	10,427,040
804	Nortel Networks Corp.*	31
244,950	QUALCOMM, Inc.	11,022,750

		21,449,821

Computers & Peripherals* — 4.4%
71,250	Apple, Inc.	14,243,588

Diversified Financial Services — 3.2%
26,940	CME Group, Inc.	8,842,516
34,640	JPMorgan Chase & Co.	1,471,854

		10,314,370

Electrical Equipment* — 0.4%
74,500	ABB Ltd. ADR	1,367,820

Energy Equipment & Services — 4.2%
163,270	Halliburton Co.	4,793,607
139,150	Schlumberger Ltd.	8,890,294

		13,683,901

Food & Staples Retailing — 2.2%
118,880	Costco Wholesale Corp.	7,122,101

Food Products — 0.9%
110,670	Kraft Foods, Inc.	2,941,609

Health Care Equipment & Supplies — 5.8%
154,640	Baxter International, Inc.	8,435,612
35,670	C.R. Bard, Inc.	2,932,431
207,660	St. Jude Medical, Inc.*	7,623,198

		18,991,241

Health Care Providers & Services* — 2.7%
101,960	Express Scripts, Inc.	8,748,168

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 3.4%
119,171	Marriott International, Inc.(a)	$3,065,078
90,390	McDonald’s Corp.	5,717,168
70,560	Starwood Hotels & Resorts Worldwide, Inc.	2,259,331

		11,041,577

Household Products — 3.6%
188,080	The Procter & Gamble Co.	11,726,788

Internet Software & Services* — 1.8%
10,067	Google, Inc.	5,869,061

IT Services — 3.8%
83,560	Visa, Inc.(a)	6,768,360
301,780	Western Union Co.	5,567,841

		12,336,201

Life Sciences Tools & Services* — 1.3%
93,480	Thermo Fisher Scientific, Inc.	4,415,060

Machinery — 1.0%
47,470	Danaher Corp.	3,366,572

Media — 1.7%
172,680	Comcast Corp.	2,533,215
105,867	Viacom, Inc. Class B*	3,137,898

		5,671,113

Multiline Retail — 2.2%
154,720	Target Corp.	7,203,763

Oil, Gas & Consumable Fuels — 3.1%
29,940	EOG Resources, Inc.	2,589,511
24,120	Occidental Petroleum Corp.	1,948,655
154,240	Suncor Energy, Inc.	5,585,030

		10,123,196

Personal Products — 1.4%
132,740	Avon Products, Inc.	4,546,345

Pharmaceuticals — 6.5%
172,170	Johnson & Johnson	10,819,163
153,520	Merck & Co., Inc.	5,558,959
92,580	Teva Pharmaceutical Industries Ltd. ADR	4,887,298

		21,265,420

Road & Rail — 1.0%
32,670	Burlington Northern Santa Fe Corp.	3,211,461

Semiconductors & Semiconductor Equipment* — 2.2%
250,170	Broadcom Corp.	7,304,964

Software — 6.9%
420,540	Microsoft Corp.	12,368,081
460,310	Oracle Corp.	10,163,645

		22,531,726

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — 4.0%
363,580	Lowe’s Cos., Inc.	$7,929,680
223,660	Staples, Inc.	5,215,751

		13,145,431

Textiles, Apparel & Luxury Goods — 1.2%
61,130	NIKE, Inc. Class B	3,966,726

Thrifts & Mortgage Finance — 1.0%
196,190	People’s United Financial, Inc.	3,195,935

Wireless Telecommunication Services* — 5.0%
226,910	American Tower Corp.	9,285,157
196,030	Crown Castle International Corp.	7,192,341

		16,477,498

TOTAL COMMON STOCKS		$318,129,745

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 2.8%
Repurchase Agreement(b) — 2.8%
Joint Repurchase Agreement Account II
$9,000,000	0.170%	12/01/09	$9,000,000
Maturity Value: $9,000,043

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$327,129,745

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 1.9%
Boston Global Investment Trust — Enhanced Portfolio
6,329,498	0.188%	$6,323,168

TOTAL INVESTMENTS — 102.1%		$333,452,913

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(6,811,543)

NET ASSETS — 100.0%		$326,641,370

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$295,107,912

Gross unrealized gain	51,169,592
Gross unrealized loss	(12,824,591)

Net unrealized security gain	$38,345,001

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TOLLKEEPER FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.0%
Aerospace & Defense* — 2.2%
301,730	DigitalGlobe, Inc.	$6,942,807

Chemicals*(a) — 1.1%
263,100	STR Holdings, Inc.	3,499,230

Commercial Services & Supplies* — 3.4%
457,840	Iron Mountain, Inc.	10,988,160

Communications Equipment — 11.5%
541,465	Cisco Systems, Inc.*	12,670,281
424,460	Palm, Inc.*(a)	4,630,859
308,715	QUALCOMM, Inc.	13,892,175
94,690	Research In Motion Ltd.*	5,481,604

		36,674,919

Computers & Peripherals* — 6.7%
107,033	Apple, Inc.	21,396,967

Diversified Consumer Services* — 3.8%
119,320	Apollo Group, Inc.	6,809,593
199,960	Coinstar, Inc.(a)	5,356,928

		12,166,521

Diversified Financial Services — 3.3%
32,390	CME Group, Inc.	10,631,370

Diversified Telecommunication Services*(a) — 2.2%
488,246	tw telecom, inc.	7,103,979

Electronic Equipment, Instruments & Components — 6.7%
229,270	Amphenol Corp.	9,445,924
198,178	Dolby Laboratories, Inc.*(a)	8,862,520
102,791	DTS, Inc.*	3,098,121

		21,406,565

Internet & Catalog Retail*(a) — 3.4%
185,580	Netflix, Inc.	10,880,555

Internet Software & Services* — 7.1%
97,820	Equinix, Inc.(a)	9,409,306
22,591	Google, Inc.	13,170,553

		22,579,859

IT Services — 9.5%
197,610	Cognizant Technology Solutions Corp.*	8,681,007
221,790	Echo Global Logistics, Inc.*(a)	2,812,297
121,360	Global Payments, Inc.	6,220,914
81,240	Visa, Inc.(a)	6,580,440
326,020	Western Union Co.	6,015,069

		30,309,727

Media*(a) — 2.8%
323,470	Lamar Advertising Co.	8,953,649

Semiconductors & Semiconductor Equipment — 10.1%
291,320	Altera Corp.	6,126,460
364,260	Broadcom Corp.*	10,636,392

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
195,312	Cavium Networks, Inc.*(a)	$3,939,443
250,110	FormFactor, Inc.*	4,239,364
274,100	Linear Technology Corp.	7,392,477

		32,334,136

Software — 15.9%
537,730	Activision Blizzard, Inc.*	6,124,745
169,050	Citrix Systems, Inc.*	6,454,329
603,265	Microsoft Corp.	17,742,024
464,330	Oracle Corp.	10,252,406
212,840	Rovi Corp.*	6,344,760
61,700	Salesforce.com, Inc.*(a)	3,867,356

		50,785,620

Specialty Retail*(a) — 2.5%
319,360	GameStop Corp.	7,795,578

Wireless Telecommunication Services* — 4.8%
373,340	American Tower Corp.	15,277,073

TOTAL COMMON STOCKS		$309,726,715

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 3.7%
Repurchase Agreement(b) — 3.7%
Joint Repurchase Agreement Account II
$11,900,000	0.170%	12/01/09	11,900,000
Maturity Value: $11,900,056

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$321,626,715

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 16.6%
Boston Global Investment Trust — Enhanced Portfolio
53,165,674	0.188%	$53,112,509

TOTAL INVESTMENTS — 117.3%		$374,739,224

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.3)%		(55,273,239)

NET ASSETS — 100.0%		$319,465,985

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on November 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TOLLKEEPER FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$343,280,098

Gross unrealized gain	47,267,513
Gross unrealized loss	(15,808,387)

Net unrealized security gain	$31,459,126

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments —The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
All Cap Growth

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$20,302,566	$—	$—
Securities Lending Reinvestment Vehicle	—	202,898	—
Short-term Investments	—	500,000	—

Total	$20,302,566	$702,898	$—

Capital Growth

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,383,245,841	$—	$—
Securities Lending Reinvestment Vehicle	—	111,512,651	—
Short-term Investments	—	11,200,000	—

Total	$1,383,245,841	$122,712,651	$—

Concentrated Growth

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$273,323,177	$—	$—
Securities Lending Reinvestment Vehicle	—	18,320,240	—
Short-term Investments	—	2,400,000	—

Total	$273,323,177	$20,720,240	$—

Growth Opportunities

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$2,380,017,188	$—	$—
Securities Lending Reinvestment Vehicle	—	307,095,568	—
Short-term Investments	—	80,300,000	—

Total	$2,380,017,188	$387,395,568	$—

Small/Mid Cap Growth

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$328,025,842	$—	$—
Securities Lending Reinvestment Vehicle	—	62,758,153	—
Short-term Investments	—	11,800,000	—

Total	$328,025,842	$74,558,153	$—

Strategic Growth

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$318,129,745	$—	$—
Securities Lending Reinvestment Vehicle	—	6,323,168	—
Short-term Investments	—	9,000,000	—

Total	$318,129,745	$15,323,168	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Tollkeeper

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$309,726,715	$—	$—
Securities Lending Reinvestment Vehicle	—	53,112,509	—
Short-term Investments	—	11,900,000	—

Total	$309,726,715	$65,012,509	$—

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2009, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

All Cap Growth	$500,000

Capital Growth	11,200,000

Concentrated Growth	2,400,000

Growth Opportunities	80,300,000

Small/Mid Cap Growth	11,800,000

Strategic Growth	9,000,000

Tollkeeper	11,900,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$6,500,000,000	0.17%	12/01/09	$6,500,030,694

Banc of America Securities LLC	808,600,000	0.19	12/01/09	808,604,268

Barclays Capital, Inc.	925,000,000	0.16	12/01/09	925,004,111

Barclays Capital, Inc.	3,900,000,000	0.17	12/01/09	3,900,018,417

Citigroup Global Markets, Inc.	3,000,000,000	0.17	12/01/09	3,000,014,167

Credit Suisse Securities (USA) LLC	1,900,000,000	0.17	12/01/09	1,900,008,972

Deutsche Bank Securities, Inc.	6,500,000,000	0.17	12/01/09	6,500,030,694

JPMorgan Securities	1,250,000,000	0.17	12/01/09	1,250,005,903

Merrill Lynch & Co., Inc.	950,000,000	0.17	12/01/09	950,004,486

Morgan Stanley & Co.	4,600,000,000	0.16	12/01/09	4,600,020,444

RBS Securities, Inc.	1,500,000,000	0.18	12/01/09	1,500,007,500

UBS Securities LLC	3,925,000,000	0.17	12/01/09	3,925,018,535

Wachovia Capital Markets	550,000,000	0.17	12/01/09	550,002,597

Wachovia Capital Markets	500,000,000	0.19	12/01/09	500,002,639

TOTAL				$36,808,773,427

At November 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.550% to 5.770%	03/04/15 to 08/03/37

Federal Home Loan Bank	0.000 to 6.025	12/23/09 to 07/28/28

Federal Home Loan Mortgage Corp.	1.125 to 7.000	12/15/09 to 12/01/39

Federal National Mortgage Association	0.000 to 16.000	12/01/09 to 11/01/48

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/16

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Issuer	Interest Rates	Maturity Dates

Government National Mortgage Association	4.000 to 6.500	04/15/24 to 11/20/39

U.S. Treasury Bills	0.000	01/14/10 to 04/15/10

U.S. Treasury Inflation Protected Securities	1.875 to 2.500	07/15/19 to 01/15/29

U.S. Treasury Interest-Only Stripped Securities	0.000	01/15/10 to 05/15/38

U.S. Treasury Notes	0.875 to 4.000	06/15/10 to 08/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	12/15/09 to 08/15/39

The aggregate market value of the collateral, including accrued interest, was $37,652,283,363.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2010

* Print the name and title of each signing officer under his or her signature.